Land Use Rights, Net (Land use rights)	12 Months Ended
Dec. 31, 2014
Land use rights
Land use rights, net
Land Use Rights, Net

10.Land Use Rights, Net

Land use rights consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Land use rights at cost	144,713,200	144,726,756	23,652,027
Accumulated amortization	(5,768,949)	(8,601,396)	(1,405,686)
Total land use rights, net	138,944,251	136,125,360	22,246,341

As of December 31, 2013 and 2014, certain land use rights with an aggregate carrying value of RMB8,294,630 and RMB 5,712,909($933,634), respectively, were pledged as collateral for borrowings from the financial institutions.

The amortization expenses for the years ended December 31, 2012, 2013 and 2014 were RMB1,150,540, RMB1,570,950 and RMB2,832,447 ($462,894), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2015	2,832,573
2016	2,832,573
2017	2,832,573
2019	2,832,573
2020	2,832,573
Thereafter	121,962,495
Total	136,125,360